Accumulated Other Comprehensive Income	9 Months Ended
Sep. 30, 2013
Accumulated Other Comprehensive Income
4.	Accumulated Other Comprehensive Income

Accumulated other comprehensive loss consisted of the following:

Foreign Currency Items
(in thousands)
December 31, 2012	$—
Current period other comprehensive income	957

September 30, 2013	$957

No amounts were reclassified out of accumulated other comprehensive income for the nine months ended September 30, 2013.